RESTRUCTURING COSTS - Restructuring Costs (Details) $ in Thousands		2 Months Ended	12 Months Ended
	Jan. 17, 2019 position	Mar. 08, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) store
Restructuring Cost and Reserve [Line Items]
Restructuring costs			$ 0	$ 0	$ 2,624
Subsequent event
Restructuring Cost and Reserve [Line Items]
Restructuring costs		$ 1,600
Number of positions eliminated (as percent)	2.80%
Lease obligations and related costs
Restructuring Cost and Reserve [Line Items]
Restructuring costs					626
Write-down and loss on disposal of fixed assets
Restructuring Cost and Reserve [Line Items]
Restructuring costs					772
Severance costs
Restructuring Cost and Reserve [Line Items]
Restructuring costs					$ 1,226
Texas | Facility closing
Restructuring Cost and Reserve [Line Items]
Number of stores | store					6
Missouri | Facility closing
Restructuring Cost and Reserve [Line Items]
Number of stores | store					1
North America | Subsequent event
Restructuring Cost and Reserve [Line Items]
Number of positions eliminated | position	121